UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  237 Park Avenue, Suite 800
          New York, NY  10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 692-3667


Signature, Place and Date of Signing:

/s/ Charles H. Witmer             New York, NY               August 1, 2005
-------------------------    --------------------       ---------------------

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
                                              -----

Form 13F Information Table Entry Total:         10
                                              -----

Form 13F Information Table Value Total:       $163,583
                                              -------
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

(1)   28-10559                  Eagle Capital Partners, LP

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




                                                    FORM 13F INFORMATION TABLE

                                                     Witmer Asset Management
                                                            13F Filing
                                                          June 30, 2005
                                  ITEM 1        ITEM 2      ITEM 3    ITEM 4      ITEM 5    ITEM 6  ITEM 7        ITEM 8

                                                                                 SH/ PUT/
                                  TITLE                     VALUE    SHARES/     PRN CALL  INVSTMNT OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP      (X1000)   PRN AMOUNT            DSCRETN  MGRS  SOLE (A) SHARED(B) NONE(C)
Radica Games Ltd                     ORD       G7342H107    5,804     670,350     SH       SHARED   (1)             670,350
Assurant Inc                         COM       04621X108   21,956     608,200     SH       SHARED   (1)             608,200
Baxter Intl Inc                      COM       071813109   17,133     461,800     SH       SHARED   (1)             461,800
Berkshire Hathaway Inc-Del          Cl A       084670108   18,370         220     SH       SHARED   (1)                 220
Comcast Corp New                  Cl A Spl     20030N200   20,603     687,900     SH       SHARED   (1)             687,900
Exide Technologies                 COM NEW     302051206    1,173     241,804     SH       SHARED   (1)             241,804
Imagistics International Inc         COM       45247T104   22,872     816,850     SH       SHARED   (1)             816,850
Media Gen Inc                       Cl A       584404107   18,929     292,300     SH       SHARED   (1)             292,300
Rinker Group Ltd                Sponsored ADR  76687M101   10,299     194,000     SH       SHARED   (1)             194,000
USA Mobility Inc                     COM       90341G103   26,444     900,698     SH       SHARED   (1)             900,698


Total                                                     163,583




00124.0001 #588426